RELATED PARTY TRANSACTIONS (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2012
Number of Underlying Shares, Outstanding (in shares) as of January 1, 2012	608,000
Number of Underlying Shares, Granted (in shares)	19,757
Number of Underlying Shares, Expired (in shares)	0
Number of Underlying Shares, Forfeited (in shares)	0
Number of Underlying Shares, Outstanding (in shares) as of September 30, 2012	627,757
Number of Underlying Shares, Exercisable (in shares) as of September 30, 2012	508,632
Number of Underlying Shares, Vested and expected to vest (in shares)	624,049	[1]
Weighted-Average Exercise Price Per Share, Outstanding (in dollars per share) as of January 1, 2012	$ 3.41
Weighted-Average Exercise Price Per Share, Granted (in dollars per share)	$ 6
Weighted-Average Exercise Price Per Share, Expired (in dollars per share)	$ 0
Weighted-Average Exercise Price Per Share, Forfeited (in dollars per share)	$ 0
Weighted-Average Exercise Price Per Share, Outstanding (in dollars per share) as of September 30, 2012	$ 3.49
Weighted-Average Exercise Price Per Share, Exercisable (in dollars per share) as of September 30, 2012	$ 3.21
Weighted-Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)	$ 3.5	[1]
Weighted-Average Contractual Life Remaining in Years, Outstanding as of September 30, 2012	5 years 6 months 4 days
Weighted-Average Contractual Life Remaining in Years, Exercisable as of September 30, 2012	6 years 0 months 7 days
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest	5 years 5 months 26 days	[1]

[1]	Includes vested shares and unvested shares after a forfeiture rate is applied.